Securities Held to Maturity	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Text Block [Abstract]
Securities Held to Maturity

9. SECURITIES HELD TO MATURITY

The amortized cost, gross unrealized gains and losses and fair values of debt and mortgage-backed securities held to maturity at December 31, 2014 and June 30, 2014 and stratification by contractual maturity of debt securities held to maturity at December 31, 2014 are presented below:

	December 31, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Securities held to maturity:
Debt securities:
U.S. agency securities	$144,236	$5	$1,394	$142,847
Obligations of state and political subdivisions	75,670	271	724	75,217

Total debt securities	219,906	276	2,118	218,064
Mortgage-backed securities:
Collateralized mortgage obligations:
Federal Home Loan Mortgage Corporation	19	2	—	21
Federal National Mortgage Association	241	26	—	267
Non-agency securities	46	—	2	44

Total collateralized mortgage obligations	306	28	2	332

Mortgage pass-through securities:
Residential pass-through securities:
Government National Mortgage Association	9	1	—	10
Federal Home Loan Mortgage Corporation	258	15	—	273
Federal National Mortgage Association	129,223	1,943	—	131,166

Total residential pass-through securities	129,490	1,959	—	131,449

Commercial pass-through securities:
Government National Mortgage Association	10,305	—	188	10,117
Federal National Mortgage Association	182,428	1,812	429	183,811

Total commercial pass-through securities	192,733	1,812	617	193,928

Total mortgage-backed securities	322,529	3,799	619	325,709

Total securities held to maturity	$542,435	$4,075	$2,737	$543,773

	December 31, 2014
	Amortized Cost	Fair Value
	(In Thousands)
Debt securities available for sale:
Due in one year or less	$6,302	$6,312
Due after one year through five years	149,359	147,917
Due after five years through ten years	39,395	39,164
Due after ten years	24,850	24,671

Total	$219,906	$218,064

	June 30, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Securities held to maturity:
Debt securities:
U.S. agency securities	$144,349	$6	$1,408	$142,947
Obligations of state and political subdivisions	72,065	15	1,555	70,525

Total debt securities	216,414	21	2,963	213,472
Mortgage-backed securities:
Collateralized mortgage obligations:
Federal Home Loan Mortgage Corporation	20	2	—	22
Federal National Mortgage Association	264	30	—	294
Non-agency securities	54	—	1	53

Total collateralized mortgage obligations	338	32	1	369

Mortgage pass-through securities:
Residential pass-through securities:
Government National Mortgage Association	9	—	—	9
Federal Home Loan Mortgage Corporation	283	4	—	287
Federal National Mortgage Association	114,276	140	83	114,333

Total residential pass-through securities	114,568	144	83	114,629

Commercial pass-through securities:
Federal National Mortgage Association	180,752	73	2,042	178,783

Total commercial pass-through securities	180,752	73	2,042	178,783

Total mortgage-backed securities	295,658	249	2,126	293,781

Total securities held to maturity	$512,072	$270	$5,089	$507,253

There were no sales of securities held to maturity during the six months ended December 31, 2014 and December 31, 2013.

At December 31, 2014 and June 30, 2014, securities held to maturity with carrying values of approximately $127.8 million and $128.1 million, respectively, were utilized as collateral for borrowings from the FHLB of New York. As of those same dates, securities held to maturity with total carrying values of approximately $8.0 million and $4.5 million, respectively, were pledged to secure public funds on deposit.

At December 31, 2014 and June 30, 2014, the Company’s held to maturity mortgage-backed securities were secured by both residential and commercial mortgage loans with original contractual maturities of ten to thirty years. The effective lives of mortgage-backed securities are generally shorter than their contractual maturities due to principal amortization and prepayment of the mortgage loans comprised within those securities. Investors in mortgage pass-through securities generally share in the receipt of principal repayments on a pro-rata basis as paid by the borrowers. By comparison, collateralized mortgage obligations generally represent individual tranches within a larger investment vehicle that is designed to distribute cash flows received on securitized mortgage loans to investors in a manner determined by the overall terms and structure of the investment vehicle and those applying to the individual tranches within that structure.

Note 6 – Securities Held to Maturity

Amortized cost, gross unrealized gains and losses and fair value of debt securities and mortgage-backed securities at June 30, 2014 and 2013 and stratification by contractual maturity of debt securities at June 30, 2014 are presented below:

	June 30, 2014
	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)

Securities held to maturity:

Debt securities:

U.S. agency securities	$144,349	$6	$1,408	$142,947
Obligations of state and political subdivisions	72,065	15	1,555	70,525

Total debt securities	216,414	21	2,963	213,472

Mortgage-backed securities:

Collateralized mortgage obligations:

Federal Home Loan Mortgage Corporation	20	2	—	22
Federal National Mortgage Association	264	30	—	294
Non-agency securities	54	—	1	53

Total collateralized mortgage obligations	338	32	1	369

Mortgage pass-through securities:

Residential pass-through securities:
Government National Mortgage Association	9	—	—	9
Federal Home Loan Mortgage Corporation	283	4	—	287
Federal National Mortgage Association	114,276	140	83	114,333

Total residential pass-through securities	114,568	144	83	114,629

Commercial pass-through securities:
Federal National Mortgage Association	180,752	73	2,042	178,783

Total commercial pass-through securities	180,752	73	2,042	178,783

Total mortgage-backed securities	295,658	249	2,126	293,781

Total securities held to maturity	$512,072	$270	$5,089	$507,253

	June 30, 2014
	Amortized Cost	Fair Value
	(In Thousands)
Debt securities held to maturity:
Due in one year or less	$5,809	$5,825
Due after one year through five years	146,079	144,664
Due after five years through ten years	37,107	36,442
Due after ten years	27,419	26,541

	$216,414	$213,472

	June 30, 2013
	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)

Securities held to maturity:

Debt securities:

U.S. agency securities	$144,747	$14	$3,622	$141,139
Obligations of state and political subdivisions	65,268	4	4,083	61,189

Total debt securities	210,015	18	7,705	202,328

Mortgage-backed securities:

Collateralized mortgage obligations:

Federal Home Loan Mortgage Corporation	22	3	—	25
Federal National Mortgage Association	350	32	—	382
Non-agency securities	105	3	2	106

Total collateralized mortgage obligations	477	38	2	513

Mortgage pass-through securities:

Residential pass-through securities:
Federal Home Loan Mortgage Corporation	98	4	—	102
Federal National Mortgage Association	231	9	—	240

Total residential pass-through securities	329	13	—	342

Commercial pass-through securities:
Federal National Mortgage Association	100,308	—	4,716	95,592

Total commercial pass-through securities	100,308	—	4,716	95,592

Total mortgage-backed securities	101,114	51	4,718	96,447

Total securities held to maturity	$311,129	$69	$12,423	$298,775

During the years ended June 30, 2014, 2013 and 2012, proceeds from sales of securities held to maturity totaled $28,000, $18,000 and $32,000, respectively, resulting in gross losses of $6,000, $6,000 and $6,000, respectively. The proceeds and losses for each year were fully attributable to the sale of the Company’s non-investment grade, non-agency collateralized mortgage obligations. These securities were originally acquired as investment grade securities upon the in-kind redemption of the Bank’s interest in the AMF Fund during the first quarter of fiscal 2009. The ratings of these securities subsequently declined below investment grade with most ultimately being identified as other-than-temporarily impaired resulting in their eligibility for sale from the held-to-maturity portfolio.

At June 30, 2014 and 2013, securities held to maturity with carrying value of approximately $128.1 million and $123.3 million were utilized as collateral for borrowings from the FHLB of New York. As of those same dates, securities held to maturity with total carrying values of approximately $4.5 million and $-0- million, respectively, were pledged to secure public funds on deposit.

At June 30, 2014 and 2013, the Company’s held to maturity mortgage-backed securities were secured by both residential and commercial mortgage loans with original contractual maturities of ten to thirty years. The effective lives of mortgage-backed securities are generally shorter than their contractual maturities due to principal amortization and prepayment of the mortgage loans comprised within those securities. Investors in mortgage pass-through securities generally share in the receipt of principal repayments on a pro-rata basis as paid by the borrowers. By comparison, collateralized mortgage obligations generally represent individual tranches within a larger investment vehicle that is designed to distribute cash flows received on securitized mortgage loans to investors in a manner determined by the overall terms and structure of the investment vehicle and those applying to the individual tranches within that structure.